PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 781,172	$ 20,292
Property, plant and equipment at end of period	527,904	781,172
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,454,688	786,204
Additions	0	962,451
Disposals	0	(293,967)
Revaluation of asset	51,149
Property, plant and equipment at end of period	1,403,539	1,454,688
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	673,516	765,912
Additions	202,119	201,571
Disposals	0	(293,967)
Property, plant and equipment at end of period	875,635	673,516
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,920	12,179
Property, plant and equipment at end of period	8,081	9,920
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	151,786	151,786
Additions	0	0
Disposals	0	0
Revaluation of asset	0
Property, plant and equipment at end of period	151,786	151,786
Furniture and fixtures [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	141,866	139,607
Additions	1,839	2,259
Disposals	0	0
Property, plant and equipment at end of period	143,705	141,866
Office and Communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,414	8,113
Property, plant and equipment at end of period	3,057	2,414
Office and Communications equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	28,190	112,801
Additions	0	0
Disposals	0	(84,611)
Revaluation of asset	0
Property, plant and equipment at end of period	28,190	28,190
Office and Communications equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22,605	104,688
Additions	2,528	2,528
Disposals	0	(84,611)
Property, plant and equipment at end of period	25,133	22,605
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	0	0
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,708	11,708
Additions	0	0
Disposals	0	0
Revaluation of asset	0
Property, plant and equipment at end of period	11,708	11,708
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,708	11,708
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	11,708	11,708
Land and Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	214,632	0
Property, plant and equipment at end of period	202,694	214,632
Land and Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	217,617	0
Additions	0	217,617
Disposals	0	0
Revaluation of asset	0
Property, plant and equipment at end of period	217,617	217,617
Land and Building [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,985	0
Additions	11,938	2,985
Disposals	0	0
Property, plant and equipment at end of period	14,923	2,985
Field camps and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	775	0
Field camps and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	221,375	425,003
Additions	0	5,728
Disposals	0	(209,356)
Revaluation of asset	0
Property, plant and equipment at end of period	221,375	221,375
Field camps and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	216,636	425,003
Additions	3,964	989
Disposals	0	(209,356)
Property, plant and equipment at end of period	220,600	216,636
Right-of-use asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	546,296	0
Property, plant and equipment at end of period	313,297	546,296
Right-of-use asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	739,106	0
Additions	0	739,106
Disposals	0	0
Revaluation of asset	51,149
Property, plant and equipment at end of period	687,957	739,106
Right-of-use asset [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	192,810	0
Additions	181,850	192,810
Disposals	0	0
Property, plant and equipment at end of period	374,660	192,810
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	0	0
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	84,906	84,906
Additions	0	0
Disposals	0	0
Revaluation of asset	0
Property, plant and equipment at end of period	84,906	84,906
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	84,906	84,906
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	$ 84,906	$ 84,906